Acquisitions, Divestitures and Exchanges, divestitures (Details) (USD $)	12 Months Ended					0 Months Ended	26 Months Ended		1 Months Ended						38 Months Ended	36 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Sep. 10, 2014	Dec. 31, 2014		Mar. 31, 2012	Oct. 31, 2013	Mar. 31, 2014	Jan. 31, 2015	Dec. 31, 2014 number		Dec. 31, 2015	Dec. 31, 2015
Divestitures
(Increase) decrease in Operating Income	$ 189,864,000		$ (235,359,000)		$ (183,863,000)
(Gain) loss on license sales and exchanges	(112,993,000)		(255,479,000)
Divestiture Financial Impacts
Cash received from divestitures	(187,645,000)		(811,120,000)		(50,182,000)
Total (Gain) loss on sale of business and other exit costs, net	(15,846,000)		(300,656,000)		21,061,000
Incremental depreciation, amortization and accretion, net of salvage values	836,532,000		1,018,077,000		813,626,000
Assets held for sale
Current assets	1,687,000						1,687,000						1,687,000
Other assets and deferred charges	775,000						775,000						775,000
Licenses	56,809,000						56,809,000						56,809,000
Goodwill	8,444,000						8,444,000						8,444,000
Property, plant and equipment	35,628,000						35,628,000						35,628,000
Total assets held for sale	103,343,000		16,027,000				103,343,000						103,343,000
Liabilities held for sale
Current liabilities	3,825,000						3,825,000						3,825,000
Other deferred liabilities and credits	17,818,000						17,818,000						17,818,000
Total liabilities held for sale	21,643,000						21,643,000						21,643,000
Non-operating Market Licenses
Assets held for sale
Licenses	56,809,000		16,027,000				56,809,000						56,809,000
Total assets held for sale	56,809,000						56,809,000						56,809,000
Airadigm Communications, Inc.
Divestitures
Business divestiture description	On May 23, 2014 (the “Signing Date”), U.S. Cellular entered into a License Purchase and Customer Recommendation Agreement with Airadigm. Pursuant to the License Purchase and Customer Recommendation Agreement, on September 10, 2014, Airadigm transferred to U.S. Cellular Federal Communications Commission (“FCC”) spectrum licenses and certain tower assets in certain markets in Wisconsin, Iowa, Minnesota and Michigan, in consideration for $91.5 million in cash. Since both parties to this transaction are controlled by TDS, upon closing, U.S. Cellular recorded the transferred assets at Airadigm’s net book value. The transaction also impacts the expected realization of Airadigm’s federal net operating loss carryforwards and therefore TDS reduced its valuation allowance by $10.8 million upon the transaction closing and recognized an income tax benefit for this same amount. See Note 4 — Income Taxes.
Increase (decrease) in valuation allowance						(10,800,000)
Divestiture Financial Impacts
Cash received from divestitures						(91,500,000)
Charges for the impairment and decomissioning of various operating assets	8,467,000
Employee related costs including severance, retention and outplacement	676,000
Contract termination costs	11,099,000
Total (Gain) loss on sale of business and other exit costs, net	20,242,000
Wireline Markets
Assets held for sale
Current assets	215,000	[1]					215,000	[1]					215,000	[1]
Other assets and deferred charges	2,000	[1]					2,000	[1]					2,000	[1]
Goodwill	4,100,000	[1]					4,100,000	[1]					4,100,000	[1]
Property, plant and equipment	3,858,000	[1]					3,858,000	[1]					3,858,000	[1]
Total assets held for sale	8,175,000	[1]					8,175,000	[1]					8,175,000	[1]
Liabilities held for sale
Current liabilities	218,000						218,000						218,000
Other deferred liabilities and credits	177,000						177,000						177,000
Total liabilities held for sale	395,000						395,000						395,000
Tower sale - second closing
Assets held for sale
Current assets	1,472,000						1,472,000						1,472,000
Other assets and deferred charges	773,000						773,000						773,000
Goodwill	4,344,000						4,344,000						4,344,000
Property, plant and equipment	31,770,000						31,770,000						31,770,000
Total assets held for sale	38,359,000						38,359,000						38,359,000
Liabilities held for sale
Current liabilities	3,607,000						3,607,000						3,607,000
Other deferred liabilities and credits	17,641,000						17,641,000						17,641,000
Total liabilities held for sale	21,248,000						21,248,000						21,248,000
Minimum | Airadigm Communications, Inc.
Divestiture Financial Impacts
Charges for the impairment and decomissioning of various operating assets	8,000,000
Employee related costs including severance, retention and outplacement	500,000
Contract termination costs	10,000,000
Total (Gain) loss on sale of business and other exit costs, net	18,500,000
Maximum | Airadigm Communications, Inc.
Divestiture Financial Impacts
Charges for the impairment and decomissioning of various operating assets	12,000,000
Employee related costs including severance, retention and outplacement	1,500,000
Contract termination costs	15,000,000
Total (Gain) loss on sale of business and other exit costs, net	28,500,000
Employee related costs including severance, retention and outplacement | Airadigm Communications, Inc.
Balance Sheet rollforward
Costs incurred	676,000
Cash settlements	(523,000)	[2]
Balance, end of period	153,000						153,000						153,000
Contract termination costs | Other current liabilities | Airadigm Communications, Inc.
Balance Sheet rollforward
Costs incurred	7,475,000
Cash settlements	(4,291,000)	[2]
Adjustments	1,043,000	[3]
Balance, end of period	4,227,000						4,227,000						4,227,000
Contract termination costs | Other deferred liabilities and credits | Airadigm Communications, Inc.
Balance Sheet rollforward
Costs incurred	3,975,000
Adjustments	(1,396,000)	[3]
Balance, end of period	2,579,000						2,579,000						2,579,000
U.S. Cellular
Divestitures
(Increase) decrease in Operating Income	143,390,000		(146,865,000)		(156,656,000)
(Gain) loss on license sales and exchanges	(112,993,000)		(255,479,000)
Divestiture Financial Impacts
Total (Gain) loss on sale of business and other exit costs, net	(32,830,000)		(246,767,000)		21,022,000
Incremental depreciation, amortization and accretion, net of salvage values	605,997,000		803,781,000		608,633,000
U.S. Cellular | Divestiture Transaction
Divestitures
Business divestiture description	On November 6, 2012, U.S. Cellular entered into a Purchase and Sale Agreement with subsidiaries of Sprint Corp., fka Sprint Nextel Corporation (“Sprint”). Pursuant to the Purchase and Sale Agreement, on May 16, 2013, U.S. Cellular transferred customers and certain PCS license spectrum to Sprint in U.S. Cellular’s Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash. The Purchase and Sale Agreement also contemplated certain other agreements, together with the Purchase and Sale Agreement collectively referred to as the “Divestiture Transaction.” These other agreements included customer and network transition services agreements, which required U.S. Cellular to provide customer, billing and network services to Sprint for a period of up to 24 months after the May 16, 2013 closing date. Sprint reimbursed U.S. Cellular for providing such services at an amount equal to U.S. Cellular’s estimated costs, including applicable overhead allocations. These services were substantially complete as of March 31, 2014. In addition, these agreements require Sprint to reimburse U.S. Cellular up to $200 million (the “Sprint Cost Reimbursement”) for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees.
(Increase) decrease in Operating Income	(12,776,000)		(123,446,000)		44,535,000		(91,687,000)
Divestiture Financial Impacts
Net assets transferred			160,073,000				160,073,000
Non-cash charges for the write-off and write-down of property under construction and related assets	9,735,000		3,000		10,672,000		20,410,000
Employee related costs including severance, retention and outplacement	(115,000)		1,653,000		12,609,000		14,147,000
Contract termination costs	24,736,000		59,525,000		59,000		84,320,000
Transaction costs	719,000		4,428,000		1,137,000		6,284,000
Total (Gain) loss on sale of business and other exit costs, net	(29,254,000)		(301,959,000)		24,477,000		(306,736,000)
Incremental depreciation, amortization and accretion, net of salvage values	16,478,000		178,513,000		20,058,000		215,049,000
U.S. Cellular | Wireless Market
Divestitures
Business divestiture description	In March 2012, U.S. Cellular sold the majority of the assets and liabilities of a wireless market for $49.8 million in cash. At the time of the sale, a $4.2 million gain was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations.
Divestiture Financial Impacts
Cash received from divestitures									(49,800,000)
Total (Gain) loss on sale of business and other exit costs, net									(4,200,000)
U.S. Cellular | Mississippi Valley
Divestitures
Business divestiture description	In October 2013, U.S. Cellular sold the majority of its Mississippi Valley non-operating market license (“unbuilt license”) for $308.0 million. At the time of the sale, a $250.6 million gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations.
(Gain) loss on license sales and exchanges										(250,600,000)
Divestiture Financial Impacts
Cash received from divestitures										(308,000,000)
U.S. Cellular | St. Louis
Divestitures
Business divestiture description	In March 2014, U.S. Cellular sold the majority of its St. Louis area non-operating market spectrum license for $92.3 million. A gain of $75.8 million was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations in the first quarter of 2014.
(Gain) loss on license sales and exchanges											(75,800,000)
Divestiture Financial Impacts
Cash received from divestitures											(92,300,000)
U.S. Cellular | Tower sale
Divestitures
Number Of Towers	595						595						595
U.S. Cellular | Tower sale | Divestiture
Divestiture Financial Impacts
Cash received from divestitures												(159,000,000)
U.S. Cellular | Tower sale - first closing
Divestitures
Business divestiture description	In December 2014, U.S. Cellular entered into an agreement with a third party to sell 595 towers and certain related contracts, assets, and liabilities for approximately $159 million. This transaction was accomplished in two closings. The first closing occurred in December 2014 and included the sale of 236 towers, without tenants, for $10.0 million. On this same date, U.S. Cellular received $7.5 million in earnest money. At the time of the first closing, a $4.7 million gain was recorded in (Gain) loss on sale of business and other exit costs, net.
Number Of Towers	236						236						236
Divestiture Financial Impacts
Cash received from divestitures													(10,000,000)
Total (Gain) loss on sale of business and other exit costs, net													(4,700,000)
U.S. Cellular | Tower sale - second closing
Divestitures
Business divestiture description	The second closing for the remaining 359 towers, primarily with tenants, took place in January 2015, at which time U.S. Cellular received $141.5 million in additional cash proceeds and recorded a gain of approximately $119 million. The assets and liabilities subject to the second closing have been classified as “held for sale” in the Consolidated Balance Sheet as of December 31, 2014.
U.S. Cellular | Tower sale - second closing | Divestiture
Divestitures
Number Of Towers												359
Divestiture Financial Impacts
Cash received from divestitures												(141,500,000)
Total (Gain) loss on sale of business and other exit costs, net												(119,000,000)
U.S. Cellular | Asset retirement obligation remediation | Divestiture Transaction
Divestiture Financial Impacts
Incremental depreciation, amortization and accretion, net of salvage values	3,400,000
U.S. Cellular | Minimum | Divestiture Transaction
Divestiture Financial Impacts
Net assets transferred			160,073,000
Incremental depreciation, amortization and accretion, net of salvage values							215,049,000
U.S. Cellular | Minimum | Expected event | Divestiture Transaction
Divestitures
(Increase) decrease in Operating Income															(116,878,000)
Divestiture Financial Impacts
Non-cash charges for the write-off and write-down of property under construction and related assets															20,000,000
Employee related costs including severance, retention and outplacement															13,000,000
Contract termination costs															70,000,000
Transaction costs															5,000,000
Total (Gain) loss on sale of business and other exit costs, net															(331,927,000)
U.S. Cellular | Maximum | Divestiture Transaction
Divestitures
Transition services agreement duration	24 months
Divestiture Financial Impacts
Net assets transferred			160,073,000
Incremental depreciation, amortization and accretion, net of salvage values							215,049,000
U.S. Cellular | Maximum | Expected event | Divestiture Transaction
Divestitures
(Increase) decrease in Operating Income															(134,878,000)
Divestiture Financial Impacts
Non-cash charges for the write-off and write-down of property under construction and related assets															22,000,000
Employee related costs including severance, retention and outplacement															16,000,000
Contract termination costs															100,000,000
Transaction costs															7,000,000
Total (Gain) loss on sale of business and other exit costs, net															(349,927,000)
U.S. Cellular | Purchase price | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures			(480,000,000)				(480,000,000)
U.S. Cellular | Purchase price | Minimum | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures			(480,000,000)
U.S. Cellular | Purchase price | Maximum | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures			(480,000,000)
U.S. Cellular | Sprint Cost Reimbursement | Maximum | Expected event | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures																(200,000,000)
U.S. Cellular | Sprint Cost Reimbursement | Cash received from divestitures | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures	(71,100,000)		(10,600,000)
U.S. Cellular | Sprint Cost Reimbursement | (Gain) loss on sale of business and other exit costs, net | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures	(64,329,000)		(47,641,000)				(111,970,000)
U.S. Cellular | Sprint Cost Reimbursement | (Gain) loss on sale of business and other exit costs, net | Minimum | Expected event | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures																(120,000,000)
U.S. Cellular | Sprint Cost Reimbursement | (Gain) loss on sale of business and other exit costs, net | Maximum | Expected event | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures																(175,000,000)
U.S. Cellular | Sprint Cost Reimbursement | Cost of services | Maximum | Expected event | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures																(25,000,000)
U.S. Cellular | Employee related costs including severance, retention and outplacement | Divestiture Transaction
Balance Sheet rollforward
Balance, beginning of period	2,053,000		12,305,000													12,305,000
Costs incurred	127,000		6,853,000
Cash settlements	(1,223,000)	[2]	(11,905,000)	[2]
Adjustments	(242,000)	[3]	(5,200,000)	[3]
Balance, end of period	715,000		2,053,000				715,000						715,000
U.S. Cellular | Contract termination costs | Other current liabilities | Divestiture Transaction
Balance Sheet rollforward
Balance, beginning of period	13,992,000		30,000													30,000
Costs incurred	12,703,000		22,675,000
Cash settlements	(22,210,000)	[2]	(8,713,000)	[2]
Adjustments	3,747,000	[3]
Balance, end of period	8,232,000		13,992,000				8,232,000						8,232,000
U.S. Cellular | Contract termination costs | Other deferred liabilities and credits | Divestiture Transaction
Balance Sheet rollforward
Balance, beginning of period	30,849,000
Costs incurred	24,171,000		34,283,000
Cash settlements	(3,569,000)	[2]	(3,434,000)	[2]
Adjustments	(30,411,000)	[3]
Balance, end of period	21,040,000		30,849,000				21,040,000						21,040,000
U.S. Cellular | Contract termination costs | Accounts payable | Divestiture Transaction
Balance Sheet rollforward
Costs incurred	4,018,000
Adjustments	(1,190,000)	[3]
Balance, end of period	2,828,000						2,828,000						2,828,000
U.S. Cellular | Earnest money received | Tower sale - first closing
Divestiture Financial Impacts
Cash received from divestitures													$ (7,500,000)

[1]	On December 30, 2014, TDS Telecom entered into an agreement with a third party to sell certain Wireline markets.
[2]	Cash settlement amounts are included in either the Net income or changes in Other assets and liabilities line items as part of Cash flows from operating activities in the Consolidated Statement of Cash Flows.
[3]	Adjustment to liability represents changes to previously accrued amounts.